Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share
7.	Earnings Per Share

Basic earnings per share (“EPS”) is computed by dividing net income by the weighted-average number of common shares outstanding during the period. Diluted EPS reflects the potential dilution that could occur if dilutive securities were exercised into common stock. Stock options, restricted stock, performance unit awards, restricted stock units and deferred stock units are considered dilutive securities. For the three-month periods ended March 31, 2018 and 2017, 0.1 million and 0.2 million shares of such securities, respectively, were outstanding but were not included in the computation of diluted earnings per share because the effect would be antidilutive. An additional 0.3 million and 0.2 million shares of common stock outstanding for the three months ended March 31, 2018 and 2017, respectively, were excluded from the computation because the respective net loss would have caused the calculation to be anti-dilutive. The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	For the Three Months Ended
	March 31,
	2018	2017
Numerator:
Net loss	$(51,440)	$(188,593)
Denominator:
Denominator for basic earnings per share — weighted average shares	36,865	36,644
Effect of dilutive securities:
Employee stock options and restricted stock	—	—

Denominator for diluted earnings per share —
Adjusted weighted average shares and the effect of dilutive securities	36,865	36,644

Net loss per share:
Net loss per share — basic	$(1.40)	$(5.15)
Net loss per share — diluted (1)	$(1.40)	$(5.15)

(1)	As a result of the net loss in the three months ended March 31, 2018 and 2017, the effect of potentially dilutive securities would have been anti-dilutive and have been omitted from the calculation of diluted earnings per share.

9.  Earnings Per Share

Basic earnings per share (“EPS”) is computed by dividing net income by the weighted-average number of common shares outstanding during the period. Diluted EPS reflects the potential dilution that could occur if dilutive securities were exercised into common stock. Stock options, restricted stock and deferred stock units may be considered dilutive securities. Stock options to purchase 0.2 million, 0.2 million, and 0.3 million shares of common stock were outstanding at December 31, 2017, 2016, and 2015, respectively, but were not included in the computation of diluted earnings per share because the options’ exercise prices were greater than the average market price of the common shares and, therefore, the effect would be antidilutive. An additional 0.2 and 0.4 million shares of common stock outstanding at December 31, 2017 and December 31, 2015, respectively, were excluded from the computation of diluted earnings per share due to the net loss. The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	Years Ended December 31,
	2017	2016	2015
Numerator:
Net (loss) income	$(266,981)	$63,852	$(44,342)
Denominator:
Denominator for basic earnings per share - weighted average shares	36,729	36,580	37,457
Effect of dilutive securities:
Employee stock options and restricted stock (1)	—	338	—

Denominator for diluted earnings per share - Adjusted weighted average shares and the effect of dilutive securities	36,729	36,918	37,457

Net (loss) income per share:
Net (loss) income per share—basic	$(7.27)	$1.75	$(1.18)
Net (loss) income per share—diluted(2)	$(7.27)	$1.73	$(1.18)

(1)	The effect of dilutive securities for employee stock options and restricted stock in the year ended December 31, 2017 was affected by the adoption of ASU 2016-09 at the beginning of 2017. In accordance with the standard, the effect of dilutive securities in the calculation of diluted net income per share was applied prospectively and results for the years ended December 31, 2016 and 2015 have not been revised.
(2)	As a result of the net loss in the years ended December 31, 2017 and 2015, the effect of potentially dilutive securities would have been anti-dilutive and have been omitted from the calculation of diluted earnings per share, consistent with GAAP.

Common Stock Repurchases

In 2017 the Company did not repurchase any shares of its common stock. In 2016 and 2015, the Company repurchased 241,270 and 1,822,227 shares of ESND’s common stock at an aggregate cost of $6.8 million and $67.4 million, respectively. Depending on market and business conditions and other factors, the Company may continue or suspend purchasing its common stock at any time without notice. Acquired shares are included in the issued shares of the Company and treasury stock, but are not included in average shares outstanding when calculating earnings per share data. As of December 31, 2017 the Company had $68.2 million remaining on its current Board authorization to repurchase ESND common stock.

During 2017, 2016 and 2015, the Company reissued 140,156, 468,142, and 362,874 shares, respectively, of treasury stock to fulfill its obligations under its equity incentive plans.